Note 9 - Goodwill and Intangible Assets (Details) - Expected Amortization Expense (USD $)	Dec. 31, 2012	Dec. 31, 2011
Expected Amortization Expense [Abstract]
2013	$ 267,967
2014	258,054
2015	231,255
2016	231,255
2017	231,255
Thereafter	173,442
	$ 1,393,228	$ 1,661,195